Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
JPMorgan Trust I
JPMorgan U.S. Research Enhanced Equity Fund
(All Share Classes)
(each a “Fund” and collectively, the “Funds”)
Supplement dated June 4, 2026
to the current Summary Prospectuses, Prospectuses and
Statements of Additional Information, as supplemented
The purpose of this supplement is to announce the results of the recent special joint meeting of the shareholders held on June 4, 2026 (the “Meeting”), at which the shareholders considered a proposal to change each Fund from a diversified company to a non-diversified company by eliminating each Fund’s related fundamental policy (the “Proposal”).
The shareholders and/or their designated proxies convened for the Meeting and the Proposal was approved with respect to the Funds. As a result, effective on June 8, 2026 (the “Effective Date”), the Funds will each begin operating as a non-diversified investment company.
As of the Effective Date, the Funds’ Prospectuses and Summary Prospectuses are modified as noted below:
For the JPMorgan U.S. Research Enhanced Equity Fund, the following will be added at the end of the fourth paragraph under “Risk/Return Summary — What are the Fund’s main investment strategies?” and at the end of the fourth paragraph under the “More About the Funds — Additional Investment Strategies — U.S. Research Enhanced Equity Fund”:
The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would.
For each Fund, the “Significant Holdings Risk” disclosure will be deleted under “Risk/Return Summary — The Fund’s Main Investment Risks” and the following risk factor will be added to the section:
Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of a Fund which invests in more securities.

JPMorgan U.S. Research Enhanced Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
JPMorgan Trust I
JPMorgan U.S. Research Enhanced Equity Fund
(All Share Classes)
(each a “Fund” and collectively, the “Funds”)
Supplement dated June 4, 2026
to the current Summary Prospectuses, Prospectuses and
Statements of Additional Information, as supplemented
The purpose of this supplement is to announce the results of the recent special joint meeting of the shareholders held on June 4, 2026 (the “Meeting”), at which the shareholders considered a proposal to change each Fund from a diversified company to a non-diversified company by eliminating each Fund’s related fundamental policy (the “Proposal”).
The shareholders and/or their designated proxies convened for the Meeting and the Proposal was approved with respect to the Funds. As a result, effective on June 8, 2026 (the “Effective Date”), the Funds will each begin operating as a non-diversified investment company.
As of the Effective Date, the Funds’ Prospectuses and Summary Prospectuses are modified as noted below:
For the JPMorgan U.S. Research Enhanced Equity Fund, the following will be added at the end of the fourth paragraph under “Risk/Return Summary — What are the Fund’s main investment strategies?” and at the end of the fourth paragraph under the “More About the Funds — Additional Investment Strategies — U.S. Research Enhanced Equity Fund”:
The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would.
For each Fund, the “Significant Holdings Risk” disclosure will be deleted under “Risk/Return Summary — The Fund’s Main Investment Risks” and the following risk factor will be added to the section:
Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of a Fund which invests in more securities.